Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000104446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000		$ 10,906	$ 11,319	$ 10,447	$ 11,361	$ 10,884	$ 10,897	$ 8,713	$ 9,491	$ 10,267	$ 11,452
C000112502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		10,933	11,604	11,246	12,659	13,158	13,669	11,151	12,049	13,797	14,843
C000112503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		11,402	12,269	11,537	12,749	12,484	13,377	10,521	11,765	14,455	16,253
C000112949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		10,682	11,705	11,622	12,521	12,777	13,871	11,726	12,656	14,729	16,050
C000112950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	10,000		10,295	11,759	11,231	11,776	12,129	12,966	9,705	11,264	13,016	14,579
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Accumulated Value	10,000		11,170	11,876	11,355	12,984	13,111	13,690	10,379	11,246	13,289	14,985
ICE BofA Global Fixed Income Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA Global Fixed Income Markets Index
Accumulated Value	10,000		10,565	10,724	10,503	11,514	12,137	11,939	9,414	9,541	10,473	11,088
iBoxx Global Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		iBoxx Global Government Index
Accumulated Value	10,000		10,283	10,094	9,948	10,767	10,991	10,594	9,267	9,131	9,700	10,883
J P Morgan GBI EM Global Diversified 15 Cap 4 Floor Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (Spliced)
Accumulated Value	10,000		10,986	11,484	10,697	11,649	11,241	11,296	9,047	10,033	10,596	11,851
J P Morgan CEMBI Broad Diversified Core Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan CEMBI Broad Diversified Core Index (Spliced)
Accumulated Value	10,000		11,007	11,727	11,448	12,946	13,554	14,184	11,458	12,445	14,311	15,463
J P Morgan USD Emerging Markets High Yield Bond Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan USD Emerging Markets High Yield Bond Index (Spliced)
Accumulated Value	10,000		11,390	12,305	11,611	12,852	12,646	13,628	10,714	12,042	14,867	16,780
Markit iBoxx Global Developed Markets High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx Global Developed Markets High Yield Index
Accumulated Value	10,000		10,720	11,756	11,690	12,612	12,864	13,986	11,853	12,825	14,919	16,292
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Markit iBoxx Global Developed Markets ex-US High Yield Index
Accumulated Value	$ 10,000		$ 10,332	$ 11,836	$ 11,343	$ 11,930	$ 12,354	$ 13,261	$ 9,949	$ 11,535	$ 13,326	$ 14,976